CARDIUM THERAPEUTICS, INC.

12255 El Camino Real, Suite 250

San Diego, California 92130

December 16, 2010

David L. Orlic

Special Counsel, Officer of Mergers and Acquisitions

Division of Corporate Finance,

Securities and Exchange Commission,

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Cardium Therapeutics, Inc.
Schedule TO
Filed on December 2, 2010
File Number: 005-51647

Dear Mr. Rosenberg:

We are responding to the Staff’s letter dated December 13, 2010 (the “Comment Letter”), relating to the above-referenced Schedule TO. For your convenience, we have repeated the Staff’s comment below in bold face type before our response below. References to “we,” “our” or “us” or “the Company” mean Cardium Therapeutics, Inc., a Delaware corporation, or its advisors, as the context indicates.

We are concurrently filing an Amendment No. 1 to the Schedule TO, along with updated versions of the offer to exchange and the election form which we intend to mail to holders of eligible warrants on or before December 22, 2010.

General

1.	As currently represented, your offer is open for less than 20 full business days due to the federal holiday on December 24, 2010 and the 8:00 p.m. Eastern time expiration instead of an expiration time of midnight. See Question and Answer Eight in SEC Release No. 34-16623 (March 5, 1980). Provide that the offer will be open at least through midnight on the twentieth business day. See Rule 13e-4(f)(1)(i).

We have revised the offer to extend it until 9:00 p.m. Pacific time on December 30, 2010.

2.	Please provide us with your analysis as to the applicability of Rule 13e-3 to this transaction.

The exchange offer is not expected to have either of the effects listed in Rule 13e-3(a)(3)(ii).

First, the exchange offer will not increase the possibility that we can terminate our registration under Rule 12g-4 or 12h-6. The tender offer relates solely to outstanding warrants. There will be no reduction in the number of outstanding shares or the number of holders of our common stock as a result of the exchange offer. Because the outstanding warrants are being exchanged for common stock, the exchange offer will result in an increase in outstanding shares of common stock and may result in an increase in the number of holders of our common stock.

Second, the tender offer will not cause our common stock to cease to be listed on the NYSE Amex Stock Market. We are conducting the exchange offer, in part, to attempt to meet the NYSE Amex continued listing standards. We recently received a letter from the NYSE Amex stating that as of September 30, 2010 we failed to meet the minimum shareholders equity requirement for continued listing. The shortfall as of September 30 2010 was largely attributable to a liability associated with our outstanding warrants. Eliminating the outstanding warrants, would eliminate the impact of the associated derivative liability from our balance sheet. Accordingly, the tender offer is expected to increase our stockholders equity and increase the likelihood that we can continue our listing on the NYSE Amex Stock Market.

3.	Please state the number of warrants outstanding in each tranche. Please also provide your analysis as to how warrants issued only on certain dates containing unlimited “down round” price protection constitute a separate class for purposes of Rule 13e-4(f)(8)(i), in that you are not making the offer to all holders of all of your outstanding warrants.

We have revised our disclosure to state the number of warrants outstanding in each tranche. The eligible warrants were issued in two separate financing transactions. In each financing transaction we sold warrants that had different rights. We are offering to exchange all of the warrants which have the particular rights that comprise the eligible warrants. The warrants were not issued in any numerical series which would identify them. Consequently, we are identifying them by the date of their issue and by their rights. On each of March 9, 2007, November 5, 2008 and November 10, 2008 we issued different sets of warrants. Warrants that were issued to investors had purchase price protection that was unlimited. In the November 2008 warrants, some warrants were issued to directors and officers who invested, those warrants had limited down round price protection, subject to a floor of $0.90 per share. We are not including those warrants in this offer. In addition, we issued warrants to placement agents in exchange for services in those offerings. Those warrants did not have down round price protection and are not part of the exchange offer.

4.	You state that the shares of common stock that you intend to issue in exchange for tendered warrants will be freely transferable. Please provide us with your analysis in this regard.

The outstanding warrants eligible for the exchange offer were issued solely to accredited investors, in exchange for consideration that was fully paid in March 2007 and November 2008. Pursuant to Rule 144(d)(3)(ii) securities acquire from an issuer solely in exchange for other securities of the same issuer shall be deemed to have been acquired, for purposes of Rule 144 on the date that the original securities were acquired. Accordingly, the warrant holders who tender the warrants will be deemed to have held them for in excess of two years, and in the case of the March 2007 warrants, in excess of three years. The warrants are all held in registered form, and none of the holders of the eligible warrants is an affiliate of the issuer or a control person. Under those circumstances we believe that each of the warrant holders will be able to eligible to sell their shares of common stock pursuant to the exemption under Section 4(1) of the Securities Act of 1933, for transactions not involving an issuer, underwriter or dealer.

Determination of validity..., page 9

5.	You state that your determinations as to the validity and acceptance of all tenders will be final and binding. Similar language appears on page 4, 10, and 12 of your offering document. Please revise to indicate that security holders may challenge your determinations in a court of competent jurisdiction.

We have revised the disclosure as requested.

Withdrawal rights and change of election, page 10

6.	Please disclose the date certain after which securities may be withdrawn pursuant to Rule 13e-4(f)(2)(ii). See Item 1004(a)(1)(vi) of Regulation MA.

We have revised the disclosure as requested.

Material U.S. federal income tax consequences, page 16

7.	Please provide an analysis supporting your reference to Treasury Department Circular 230, or delete the legend.

We have deleted the Circular 230 legend.

Financial Statements, page 18

8.	The offer to exchange does not qualify to rely on Instruction 2 to Item 10 of Schedule TO to exclude nearly all financial information from the disclosure. In view of the fact that financial information required by Item 10 has been incorporated by reference, please revise to provide a summary of that information, as described in Item 1010(c)(1)-(3) of Regulation M-A. This revised disclosure must be disseminated to security holders. See Instruction 6 to Item 10 of Schedule TO and Interpretation 1.1-1.7 in the July 2001 Interim Supplement to Publicly Available Telephone Interpretations, which may be viewed at the following link: httpp://www.sec.gov/interps/telephone/phonesupplement3.htm.

We have revised the disclosure to include summary financial information.

9.	Please provide your analysis as to the materiality of pro forma financial statements. See Item 1010(b) of Regulation M-A.

We have revised the disclosure to include a discussion of the pro forma impact of the exchange offer.

Miscellaneous. page 19

10.	You state that the offer is not being made to, nor will tenders be accepted from, holders residing in any jurisdiction in which the making or acceptance of the offer would not be in compliance with the laws of that jurisdiction. Please provide your analysis as to how limiting participation in this manner is consistent with Rule 13e-4(f)(8)(i). See Section II.G.1 of SEC Release No. 34-58597 (September 19, 2008). Similar language appears under the legend “Important” on the cover page.

We have revised the disclosure to eliminate the reference to our ability to reject tenders from jurisdictions in which acceptance of the offer would not be in compliance with the laws of that jurisdiction.

Exhibit (a)(1)(B) – Form of Election Form/Notice of Withdrawal/Change Election Form

11.	Delete the language in this exhibit requiring the security holder to acknowledge or certify that he/she has “read” or “understands” all of the terms of the exchange offer.

We have revised the form to delete the representation regarding “read and understand” the terms of the exchange offer.

* * * * * * * * * *

We hope that the foregoing adequately addresses each the Staff’s comments and concerns. We acknowledge that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by

•	the Commission or any person under the federal securities laws of the United States.

We very much appreciate the Staff’s comments letter. Should you have any follow-up questions, please call the undersigned at (858) 436-1040.

Sincerely, /s/ Dennis M. Mulroy
Dennis M. Mulroy
Chief Financial Officer

cc: James A. Mercer, III, Esq.